CONVERTIBLE NOTES PAYABLE (Details Narrative)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2021 USD ($) $ / shares shares
Convertible Note [Member]
Short-Term Debt [Line Items]
Offering price | $ / shares		$ 7.23
Debt conversion number of shares converted | shares		710,548
Debt conversion converted amount		$ 5,133,706
Debt accrued interest		0
Financing cost		$ 905,948
Minimum [Member] | Convertible Note [Member]
Short-Term Debt [Line Items]
Debt conversion price percentage		0.50
Maximum [Member] | Convertible Note [Member]
Short-Term Debt [Line Items]
Debt conversion price percentage		0.85
Convertible Notes Payable [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Convertible notes interest rate increase	17.00%
Convertible Notes Payable [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Convertible notes interest rate increase	22.00%